Note 5. Stock Plans (Details) - Restricted Share Activity (Restricted Stock [Member], USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Restricted Stock [Member]
Note 5. Stock Plans (Details) - Restricted Share Activity [Line Items]
Unvested at December 31, 2012	171,246
Unvested at December 31, 2012 (in Dollars per share)	$ 2.14
Granted	64,000	61,000
Granted (in Dollars per share)	$ 1.99	$ 2.21
Vested	(46,146)
Vested (in Dollars per share)	$ 1.94
Forfeited	(41,970)
Forfeited (in Dollars per share)	$ 2.05
Unvested, December 31, 2013	147,130	171,246
Unvested, December 31, 2013 (in Dollars per share)	$ 2.16	$ 2.14